Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Debt, net
Schedule of long-term debt, net

Long‑term debt consisted of the following (in thousands):

	Balance as of	Balance as of
	December 31,	December 31,
Credit Facility	2019	2018
The Royal Bank of Scotland $475.5 mil. Facility	$458,604	$474,743
HSH Nordbank AG—Aegean Baltic Bank—Piraeus Bank $382.5 mil. Facility	372,340	379,762
Citibank $114 mil. Facility	74,402	110,644
Credit Suisse $171.8 mil. Facility	115,759	167,990
Citibank—Eurobank $37.6 mil. Facility	27,455	35,544
Club Facility $206.2 mil.	143,389	202,439
Sinosure Cexim—Citibank—ABN Amro $203.4 mil. Facility	40,680	61,020
Citibank $123.9 mil. Facility	88,793	122,523
Citibank $120 mil. Facility	100,245	115,973
Fair value of debt	(19,994)	(26,065)
Comprehensive Financing Plan exit fees accrued	22,139	21,583
Total long-term debt	$1,423,812	$1,666,156
Less: Deferred finance costs, net	(33,476)	(44,271)
Less: Current portion	(119,673)	(113,777)
Total long-term debt net of current portion and deferred finance cost	$1,270,663	$1,508,108

Schedule of debt maturities of long-term debt

After giving effect to the debt refinancing consummated on August 10, 2018, scheduled debt maturities of total long-term debt subsequent to December 31, 2019 are as follows (in thousands):

			Total
	Fixed principal	Final	principal
Payments due by period ended	repayments	payments *	payments
December 31, 2020	$119,673	—	$119,673
December 31, 2021	119,603	—	119,603
December 31, 2022	89,773	—	89,773
December 31, 2023	77,194	717,538	794,732
June 30, 2024	—	297,886	297,886
Total long-term debt	$406,243	$1,015,424	$1,421,667

*     The final payments include the unamortized remaining principal debt balances under the 2018 Credit Facilities, as such amount will be determinable following the fixed amortization. As mentioned above, the Company is also subject to quarterly  variable principal amortization based on actual free cash flows, which are included under “Final payments ” in this table.